Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three Months Ended March 31,
	2023	2022
Net loss (numerator)	$(2,550,879)	(2,774,312)
Basic and diluted weighted-average number of common shares outstanding (denominator)	622,504	602,535
Basic and diluted net loss per common share	(4.10)	(4.60)

	Year Ended December 31,
	2022	2021
Net loss (numerator)	$(10,892,511)	$(6,654,940)
Basic and diluted weighted-average number of common shares outstanding (denominator)	606,131	531,621
Basic and diluted net loss per common share	(17.97)	(12.52)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The Company has excluded the following dilutive securities from the calculation of fully diluted shares outstanding because the result would have been anti-dilutive:

	As of March 31,
	2023	2022
Options	70,627	73,730
Convertible notes and interest	70,481	-
Unit purchase options and warrants	453,383	13,008
Total	594,491	86,738

The Company has excluded the following dilutive securities from the calculation of fully diluted shares outstanding because the result would have been anti-dilutive:

	As of December 31,
	2022	2021
Options	64,850	52,795
Unit purchase options and warrants	30,508	13,008
Total	95,358	65,803